Bonds, notes and other obligations - Additional Information (Detail)					12 Months Ended
	Jun. 30, 2020 USD ($)	Sep. 25, 2019 USD ($)	Sep. 24, 2019 PEN (S/)	Sep. 19, 2019	Dec. 31, 2021 USD ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2020 PEN (S/)	Sep. 30, 2020 USD ($)	Jan. 01, 2018 USD ($)	Oct. 30, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Notional amount | S/							S/ 18,357,632,000	S/ 12,940,167,000
International Issuances [Member]
Disclosure of detailed information about borrowings [line items]
Applicable interest rate, description					the applicable interest rate will be a floating rate of 3-month LIBOR plus 576 basis points payable quarterly	the applicable interest rate will be a floating rate of 3-month LIBOR plus 576 basis points payable quarterly
Borrowings, interest rate basis					the applicable interest rate will be a floating rate of 3-month LIBOR plus 576 basis points payable quarterly	the applicable interest rate will be a floating rate of 3-month LIBOR plus 576 basis points payable quarterly
Senior Bonds [Member] | Cash flow hedges [member]
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 150,000,000
Cash flow hedge, fair value | S/							S/ 598,050,000	543,150,000
Converted Interest Rate From Hedging					5.06%	5.06%
Senior Bonds [Member] | International Issuances [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate					4.125%		4.125%
Notional amount					$ 300,000,000
Borrowings maturity					2027	2027
Senior Bonds First And Second Issuance [Member]
Disclosure of detailed information about borrowings [line items]
Expenses for partial buyback of bonds and for early redemption					$ 12,755,000	S/ 42,270,000
Three Point Three Seven Five Percent Corporate Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 441,000,000		S/ 1,758,267,000	S/ 1,596,861,000		$ 200,000,000
Converted Interest Rate From Hedging					4.88%	4.88%
Three Point Three Seven Five Percent Corporate Bonds [Member] | International Issuances [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate					3.375%		3.375%
Notional amount					$ 484,895,000
Borrowings maturity					2023	2023
Gain due to application of IFRS 9					$ 4,762,000		S/ 15,286,000
Senior Notes Due 2020 [Member] | International Issuances [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate				5.75%	5.75%		5.75%
Notional amount					$ 284,895,000
Borrowings maturity				2020	2020	2020
Borrowings issued to exchange bonds					$ 263,322,000
Borrowings exchange premium					$ 21,573,000
Percentage of bond holder accepted buy back					37.52%	37.52%
Five Percent Corporate Bonds [Member] | International Issuances [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate			5.00%		5.00%		5.00%
Notional amount | S/			S/ 312,000,000				S/ 312,000,000
Borrowings maturity			2026		2026	2026
Three Point Two Five Zero Percent Corporate Bonds [Member] | International Issuances [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate		3.25%
Notional amount		$ 400,000,000
Borrowings maturity		2026
Subordinated Bonds Third Program Third Single Series [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount									$ 25,000,000
Four Point Zero Percentage Subordinated Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Applicable interest rate, description	From that date onwards, in case Interbank does not perform the early redemption, the interest rate will increase by 371.1 basis points
Annual interest rate	4.00%
Notional amount	$ 300,000,000
Borrowings maturity					2030	2030
Debt Instrument Redemption Price Percentage	100.00%
Borrowings, interest rate basis	From that date onwards, in case Interbank does not perform the early redemption, the interest rate will increase by 371.1 basis points